Sean M. Clayton (858) 550-6034 sclayton@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

November 12, 2013

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn:    Jeffery P. Riedler, Assistant Director

Re:	Flexion Therapeutics, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted September 9, 2013

CIK No. 0001419600

Dear Mr. Riedler:

Enclosed on behalf of our client, Flexion Therapeutics, Inc. (the “Company”), is a revised confidential draft registration statement on Form S-1 (“Revision No. 2”). Revision No. 2 updates the Company’s confidential draft registration statement on Form S-1 (the “Confidential Draft Registration Statement”) originally submitted confidentially to the Securities and Exchange Commission (the “Commission”) on August 2, 2013 and the first revision to such Confidential Draft Registration Statement submitted confidentially to the Commission on September 9, 2013 (“Revision No. 1”). The copy of Revision No. 2 that is enclosed with the paper copy of this letter is marked to show changes from Revision No. 1.

Revision No. 2 is being submitted in response to comments received from the staff of the Commission (the “Staff”) by letter dated September 19, 2013 with respect to Revision No. 1 (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Revision No. 2.

Staff Comments and Company Responses

Risk Factors

Risks Related to Our Financial Condition and Need for Additional Capital

If we fail to obtain additional financing, we would be forced to delay…, page 10

1.	We note your response to our prior comment 8. Please disclose the amount of your existing cash, cash equivalents and working capital.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 10 of Revision No. 2.

4401 EASTGATE MALL, SAN DIEGO, CA 92121  T: (858) 550-6000  F: (858) 550-6420  WWW.COOLEY.COM

November 12, 2013

Management’s Discussion and Analysis of Financial Condition and Results of Operations Critical Accounting Policies and Significant Judgments and Estimates

Valuation of Common Stock, page 55

2.	Response 14 discloses volatilities of five peer companies for three valuation dates for one to five years. Please tell us how you determined your volatility assumption from this data. Confirm if you measured volatility over the expected term of 6.1 years or revise as necessary or explain why no revision is necessary.

Response: The Company refers to its letter to the Staff dated September 25, 2013 responding to the Staff’s comment. As proposed in the Company’s letter and based on our subsequent telephone conversation with Sasha Parikh on September 26, 2013, the Company has revised the disclosure on Page 54 of Revision No. 2.

FX006 Development Program

Study FX006-2011-001, page 76

3.	We note your response to our prior comment 24 and associated revisions to your draft registration statement. In your discussion of p-values, please explain the significance of the p-values observed and clarify the relationship between statistical significance and a p-value less than 0.05.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on Page 78 of Revision No. 2.

**********

The Company respectfully requests the Staff’s assistance in completing the review of Revision No. 2 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Revision No. 2 or this response letter to me at (858) 550-6034. Thank you.

Sincerely,

Cooley LLP

/s/ Sean M. Clayton, Esq.
Sean M. Clayton, Esq.

4401 EASTGATE MALL, SAN DIEGO, CA 92121  T: (858) 550-6000  F: (858) 550-6420  WWW.COOLEY.COM

November 12, 2013

cc:	Michael D. Clayman, Flexion Therapeutics, Inc.

Frederick W. Driscoll, Flexion Therapeutics, Inc.

Thomas A. Coll, Esq., Cooley LLP

Marc Recht, Esq., Cooley LLP

Mitchell Bloom, Esq., Goodwin Procter LLP

Edward King, Esq., Goodwin Procter LLP

4401 EASTGATE MALL, SAN DIEGO, CA 92121  T: (858) 550-6000  F: (858) 550-6420  WWW.COOLEY.COM